Long-Term Trade And Unbilled Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Receivables	$ 459	$ 8,284
Unbilled receivables	212,266	234,292
Long-term trade and unbilled receivables	$ 212,725	$ 242,576